Income tax - A reconciliation of the federal income tax rate to the Company effective tax rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate			21.00%
State taxes, net of federal tax benefit			0.00%
Loss on sale of Private Placement Warrants			5.80%
Change in fair value of warrant liabilities			(35.60%)
Non-deductible transaction costs			1.80%
Non-deductible business combination expense			3.90%
Change in valuation allowance			3.10%
Income tax provision	0.00%	21.00%	0.00%